Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Gross carrying amount of property and equipment	$ 12,600	$ 13,731	$ 12,002
Less: accumulated depreciation	(8,000)	(7,275)	(4,850)
Property and equipment, net	$ 4,589	6,456	7,152
Computer equipment and software
Property, Plant and Equipment [Line Items]
Gross carrying amount of property and equipment		8,135	6,553
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Gross carrying amount of property and equipment		2,856	2,745
Building and leasehold improvements
Property, Plant and Equipment [Line Items]
Gross carrying amount of property and equipment		$ 2,740	$ 2,704